TRADE RECEIVABLES - Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	$ 425,422	$ 300,109
Amounts due from related parties	14	0
Cost
Disclosure of financial assets [line items]
Trade receivables	432,636	306,286
Cost | Accounts receivable
Disclosure of financial assets [line items]
Trade receivables	362,495	274,907
Cost | Unbilled revenue
Disclosure of financial assets [line items]
Trade receivables	70,141	31,379
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade receivables	$ 7,214	$ 6,177